HARRIS INSIGHT(R) FUNDS
                           HARRIS INSIGHT EQUITY FUNDS
                        HARRIS INSIGHT FIXED INCOME FUNDS
                        HARRIS INSIGHT MONEY MARKET FUNDS
                                 Class A Shares
                 AMENDMENT TO PROSPECTUS DATED NOVEMBER 14, 1997

This Prospectus offers Class A Shares of seventeen investment portfolios advised by Harris Trust and Savings Bank (collectively, the "Funds"), and consists of this amendment and the attached Prospectus relating to Class A Shares of the Funds dated May 1, 1997 as previously supplemented (the "May Prospectus"), which is incorporated herein. The information in the May Prospectus is amended as follows:

The following financial highlights, which are to be inserted as part of the section entitled "Financial Highlights" beginning on page 10 of the May Prospectus, represent selected data for a single Class A Share of each of the Balanced Fund, the Convertible Securities Fund and the Intermediate Government Bond Fund for the periods shown. This data supplements information contained in the May Prospectus and is derived from the financial statements of the Funds for the periods ended June 30, 1997.

                                                                          CONVERTIBLE              INTERMEDIATE
                                                BALANCED FUND           SECURITIES FUND        GOVERNMENT BOND FUND
                                            -----------------------  -----------------------  -----------------------
                                                FOR THE PERIOD           FOR THE PERIOD           FOR THE PERIOD
                                                 04/16/97(6)              03/26/97(6)              04/16/97(6)
                                                 TO 06/30/97              TO 06/30/97              TO 06/30/97
                                            -----------------------  -----------------------  -----------------------
                                                 (UNAUDITED)              (UNAUDITED)              (UNAUDITED)
Net Asset Value, Beginning of Period.......         $12.56                     $29.30                 $16.06
                                            -----------------------  -----------------------  -----------------------

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income......................          0.118                      0.290                  0.213
Net Realized and Unrealized Gain/(Loss)
     on Investments........................          1.024                      0.745                  0.170
                                            -----------------------  -----------------------  -----------------------
Total from Investment Operations...........          1.142                      1.035                  0.383
                                            -----------------------  -----------------------  -----------------------
LESS DISTRIBUTIONS:
Net Investment Income......................         (0.112)                    (0.285)                (0.213)
                                            -----------------------  -----------------------  -----------------------
Total Distributions........................         (0.112)                    (0.285)                (0.213)
                                            -----------------------  -----------------------  -----------------------

Net Asset Value, End of Period.............         $13.59                     $30.05                 $16.23
                                            =======================  =======================  =======================
TOTAL RETURN(3)(4).........................           9.09%                      3.53%                  2.39%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000)...........              1                         12                     26
Ratios of Expenses to
     Average Net Assets(1)(2)..............           1.13%                      1.17%                  0.75%
Ratio of Net Investment Income
     to Average Net Assets(2)..............           3.18%                      4.02%                  6.20%
Portfolio Turnover Rate....................          42.67%                     21.33%                 32.89%
Average Commission Rate(5).................         $0.059                     $0.060                    --

--------------
(1)Without the voluntary waiver of fees, the annualized expense ratios for the periods ended June 30, 1997 for the Convertible Securities Fund and the Intermediate Government Bond Fund would have 1.18% and 1.12%, respectively.
(2)Annualized.
(3)Total returns for periods less than one year are not  annualized.
(4)Sales load is not reflected in total return.
(5)Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.
(6)Date commenced operations.










                             HARRIS INSIGHT(R) FUNDS
                           HARRIS INSIGHT EQUITY FUNDS
                        HARRIS INSIGHT FIXED INCOME FUNDS
                        HARRIS INSIGHT MONEY MARKET FUNDS
                              Institutional Shares
                 AMENDMENT TO PROSPECTUS DATED NOVEMBER 14, 1997

This Prospectus offers Institutional Shares of seventeen investment portfolios advised by Harris Trust and Savings Bank (collectively, the "Funds"), and consists of this amendment and the attached Prospectus relating to Institutional Shares of the Funds dated May 1, 1997 as previously supplemented (the "May Prospectus"), which is incorporated herein. The information in the May Prospectus is amended as follows:

The following financial highlights, which are to be inserted as part of the section entitled "Financial Highlights" beginning on page 10 of the May Prospectus, represent selected data for a single Institutional Share of each of the Balanced Fund, the Convertible Securities Fund, the Intermediate Government Bond Fund and Small-Cap Value Fund for the periods shown. This data supplements information contained in the May Prospectus and is derived from the financial statements of the Funds for the periods ended June 30, 1997.

                                                                                 INTERMEDIATE
                                                               CONVERTIBLE     GOVERNMENT BOND        SMALL-CAP
                                            BALANCED FUND    SECURITIES FUND         FUND             VALUE FUND
                                           ----------------  ----------------  -----------------   -----------------
                                           FOR THE PERIOD    FOR THE PERIOD     FOR THE PERIOD      FOR THE PERIOD
                                             03/24/97(6)       03/24/97(6)       03/24/97(6)         03/24/97(6)
                                             TO 06/30/97       TO 06/30/97       TO 06/30/97         TO 06/30/97
                                           ----------------  ----------------  -----------------   -----------------
                                             (UNAUDITED)       (UNAUDITED)       (UNAUDITED)         (UNAUDITED)
Net Asset Value, Beginning of Period.....       $12.74            $29.15             $16.12              $28.29
                                           ----------------  ----------------  -----------------   -----------------

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income....................        0.123             0.348              0.283               0.070
Net Realized and Unrealized Gain/(Loss)
     on Investments......................        0.844             0.868              0.110               3.099
                                           ----------------  ----------------  -----------------   -----------------
Total from Investment Operations.........        0.967             1.216              0.393               3.169
                                           ----------------  ----------------  -----------------   -----------------

LESS DISTRIBUTIONS:
Net Investment Income....................       (0.117)           (0.316)            (0.283)             (0.059)
                                           ----------------  ----------------  -----------------   -----------------

Total Distributions......................       (0.117)           (0.316)            (0.283)             (0.059)
                                           ----------------  ----------------  -----------------   -----------------
Net Asset Value, End of Period...........       $13.59            $30.05             $16.23              $31.40
                                           ================  ================  =================   =================
TOTAL RETURN(3)(4).......................         7.58%             4.17%              2.46%              11.20%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000).........       60,440            58,087             91,161              60,986
Ratios of Expenses to
     Average Net Assets(1)(2)............         0.88%             0.92%              0.50%               0.99%
Ratio of Net Investment Income
     to Average Net Assets(2)............         3.43%             4.27%              6.45%               0.95%
Portfolio Turnover Rate..................        42.67%            21.33%             32.89%              23.09%
Average Commission Rate(5)...............       $0.059            $0.060               --                $0.054

--------------
(1) Without the voluntary waiver of fees, the annualized expense ratios for the periods ended June 30, 1997 for the Convertible Securities Fund, the
    Intermediate Government Bond Fund and the Small-Cap Value Fund would have been 0.93%, 0.87% and 1.03, respectively.
(2) Annualized.
(3) Total returns for periods less than one year are not  annualized.
(4) Sales load is not reflected in total return.
(5) Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.
(6) Date commenced operations.